Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of April 30, 2026 (Unaudited)
1
Principal
Amount Value
BANK LOANS
—
14.9%
A-AP Buyer, Inc., First Lien, Initial Term Loan
6.413% (3-Month Term SOFR + 275 basis points), 9/9/2031
1,2,3
740,625 $ 744,639
Acrisure LLC, First Lien, Term Loan, B6
6.668% (1-Month Term SOFR + 300 basis points), 11/6/2030
1,2,3
723,696 714,107
Aimbridge Acquisition Co., Inc., First Lien, First Out Term Loan
9.275% (1-Month Term SOFR + 550 basis points), 3/11/2030
1,3
67,348 66,590
Aimbridge Acquisition Co., Inc., First Lien, Second Out Term Loan
11.275% (1-Month Term SOFR + 761.5 basis points), 3/11/2030
1,3
71,668 70,593
Al Aqua Merger Sub, Inc., First Lien, 2026 Refinancing Term Loan, B
6.161% (1-Month Term SOFR + 250 basis points; 3-Month Term SOFR + 250 basis points basis points),
7/31/2028
1,3
1,225,767 1,230,258
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 9/19/2031
1,2,3
593,275 592,997
Allied Universal Holdco LLC, First Lien, Amendment No. 7 Replacement USD Term Loan
6.902% (1-Month Term SOFR + 325 basis points), 8/20/2032
1,2,3
746,250 749,242
Altium Packaging LLC, First Lien, 2024 Refinancing Term Loan
6.152% (1-Month Term SOFR + 250 basis points), 6/11/2031
1,2,3
748,096 731,264
Amynta Agency Borrower, Inc., First Lien, 2026 Refinancing Term Loan
6.152% (1-Month Term SOFR + 250 basis points), 12/29/2031
1,2,3
491,309 488,548
Aretec Group, Inc., First Lien, Term Loan, B4
6.652% (1-Month Term SOFR + 300 basis points), 8/9/2030
1,2,3
490,065 491,764
Ascend Learning LLC, First Lien, Initial Term Loan
6.668% (1-Month Term SOFR + 300 basis points), 12/11/2028
1,2,3
744,361 732,663
Aspire Bakeries Holdings LLC, First Lien, Initial Term Loan
6.668% (1-Month Term SOFR + 300 basis points), 12/23/2030
1,3
742,500 747,608
Autokiniton US Holdings, Inc., First Lien, Term Loan, B
7.767% (1-Month Term SOFR + 400 basis points), 4/6/2028
1,2,3
722,017 715,624
Aveanna Healthcare LLC, First Lien, 2025 Term Loan
7.402% (1-Month Term SOFR + 375 basis points), 9/17/2032
1,2,3
696,999 699,787
B&G Foods, Inc., First Lien, Term Loan, B5
7.152% (1-Month Term SOFR + 350 basis points), 10/10/2029
1,2,3
492,500 476,957
Barracuda Networks, Inc., First Lien, Initial Term Loan
8.163% (3-Month Term SOFR + 450 basis points), 8/15/2029
1,2,3
725,625 500,823
Bulldog Purchaser, Inc., First Lien, Initial Term Loan
6.913% (3-Month Term SOFR + 325 basis points), 2/7/2033
1,3
500,000 502,063
Cengage Learning, Inc., First Lien, 2026 Refinancing Term Loan
6.653% (1-Month Term SOFR + 300 basis points), 3/24/2031
1,3
492,525 483,315
CHG Healthcare Services, Inc., First Lien, Amendment No. 7 Refinancing Term Loan
6.402% (1-Month Term SOFR + 275 basis points), 9/29/2028
1,2,3
1,470,130 1,474,202
Clarios Global LP, First Lien, Amendment No. 6 Dollar Term Loan
6.402% (1-Month Term SOFR + 275 basis points), 1/28/2032
1,2,3
497,500 500,507
Clover Holdings 2 LLC, First Lien, Initial Term Loan
7.402% (1-Month Term SOFR + 375 basis points), 12/9/2031
1,3
562,500 549,141
Cotiviti, Inc., First Lien, Amendment No. 2 Term Loan
6.415% (1-Month Term SOFR + 275 basis points), 3/26/2032
1,2,3
746,241 687,340
CPM Holdings, Inc., First Lien, Initial Term Loan
8.165% (1-Month Term SOFR + 450 basis points), 9/28/2028
1,3
488,750 489,801

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
2
Principal
Amount Value
BANK LOANS (Continued)
CRC Insurance Group LLC, First Lien, Term Loan, B
6.450% (3-Month Term SOFR + 275 basis points), 5/6/2031
1,2,3
750,000 $ 746,250
Creative Artists Agency LLC, First Lien, Term Loan
6.152% (1-Month Term SOFR + 250 basis points), 10/1/2031
1,2,3
731,425 734,420
Crown Subsea Communications Holding, Inc., First Lien, 2026 Term Loan
6.652% (1-Month Term SOFR + 300 basis points), 1/30/2031
1,3
748,111 754,268
Darktrace Finco US LLC, First Lien, Initial Term Loan
6.927% (3-Month Term SOFR + 325 basis points), 10/9/2031
1,2,3
742,500 699,966
Dedalus Finance GmbH, First Lien, Senior Extension Term Loan, B2
5.857% (3-month EURIBOR + 375 basis points), 5/6/2030
1,3
800,000 939,742
EAB Global, Inc., First Lien, Term Loan
6.700% (3-Month Term SOFR + 300 basis points), 8/16/2030
1,2,3
740,554 657,427
Edelman Financial Engines Center LLC (The), First Lien, Term Loan, B
8.061% (12-Month Term SOFR + 425 basis points), 11/28/2031
1,2,3
700,000 701,750
EnergySolutions LLC, First Lien, Initial Term Loan
6.902% (1-Month Term SOFR + 325 basis points), 9/23/2030
1,2,3
409,749 411,926
Ensemble RCM LLC, First Lien, Closing Date Term Loan
6.660% (3-Month Term SOFR + 300 basis points), 2/9/2033
1,3
750,000 745,958
EP Purchaser LLC, First Lien, 2023 Incremental Term Loan
8.287% (3-Month Term SOFR + 450 basis points), 11/6/2028
1,3
641,532 424,787
EW Scripps Co. (The), First Lien, Term Loan, B2
9.525% (1-Month Term SOFR + 575 basis points), 6/30/2028
1,3
586,811 591,946
Filtration Group Corp., First Lien, 2025-B Incremental Dollar Term Loan
6.152% (1-Month Term SOFR + 250 basis points), 10/23/2028
1,2,3
689,955 691,925
First Eagle Holdings, Inc., First Lien, Delayed Draw Term Loan
0.00% (1-Month Term SOFR + 350 basis points), 8/16/2032
1,2,3,4
109,375 109,254
First Eagle Holdings, Inc., First Lien, Initial Term Loan
7.200% (3-Month Term SOFR + 350 basis points), 8/16/2032
1,2,3
639,023 638,314
Galileo Parent, Inc., First Lien, Initial Term Loan
8.118% (6-Month Term SOFR + 450 basis points), 3/3/2033
1,3
500,000 500,628
Genuine Financial Holdings LLC, First Lien, 2025 Replacement Term Loan
6.918% (1-Month Term SOFR + 325 basis points), 9/27/2030
1,3
731,367 677,063
Global Medical Response, Inc., First Lien, Initial Term Loan
7.157% (1-Month Term SOFR + 350 basis points), 10/1/2032
1,2,3
748,125 751,828
Gloves Buyer, Inc., First Lien, Initial Term Loan
7.652% (1-Month Term SOFR + 400 basis points), 5/21/2032
1,3
746,250 747,104
Grant Thornton Advisors LLC, First Lien, 2025 Incremental Term Loan
6.402% (1-Month Term SOFR + 275 basis points), 6/2/2031
1,3
738,801 717,487
Great Outdoors Group LLC, First Lien, Term Loan, B
6.902% (1-Month Term SOFR + 325 basis points), 1/23/2032
1,2,3
568,944 573,283
Grinding Media, Inc., First Lien, Term Loan, B
7.173% (3-Month Term SOFR + 350 basis points), 10/12/2028
1,2,3
736,851 738,232
GTCR Everest Borrower LLC, First Lien, 2026-1 Term Loan
6.200% (3-Month Term SOFR + 250 basis points), 9/5/2031
1,3
493,775 493,237
HP PHRG Borrower LLC, First Lien, Closing Date Term Loan
7.700% (3-Month Term SOFR + 400 basis points), 2/20/2032
1,3
744,375 742,053
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B
5.922% (3-Month Term SOFR + 225 basis points), 6/20/2030
1,2,3
417,761 419,254

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
3
Principal
Amount Value
BANK LOANS (Continued)
Hudson River Trading LLC, First Lien, Term Loan, B2
6.161% (1-Month Term SOFR + 250 basis points), 3/18/2030
1,3
725,615 $ 728,426
Hunter Douglas, Inc., First Lien, Term Loan, B1
6.700% (3-Month Term SOFR + 300 basis points), 1/16/2032
1,3
493,750 489,958
Hunterstown Generation LLC, First Lien, Term Loan
7.009% (12-Month Term SOFR + 325 basis points), 11/6/2031
1,2,3
666,869 670,620
Hyperion Refinance SARL, First Lien, 2025-3 Dollar Refinancing Term Loan
6.255% (12-Month Term SOFR + 275 basis points), 4/18/2030
1,2,3
733,087 724,891
Inception Finco SARL, First Lien, Term Loan, B9
6.950% (3-Month Term SOFR + 325 basis points), 4/18/2031
1,3
742,500 747,883
INEOS US Finance LLC, First Lien, 2030 Dollar Term Loan
6.902% (1-Month Term SOFR + 325 basis points), 2/18/2030
1,2,3
451,549 421,634
INEOS US Petrochem LLC, First Lien, 2030 Dollar Term Loan, B
7.502% (1-Month Term SOFR + 375 basis points), 3/14/2030
1,2,3
437,625 394,957
Inmar, Inc., First Lien, 2025 Term Loan
8.185% (3-Month Term SOFR + 450 basis points), 10/30/2031
1,3
744,361 712,104
Ivanti Software, Inc., First Lien, 2025-1 Fourth Amendment Refinancing Term Loan
8.411% (3-Month Term SOFR + 475 basis points), 6/1/2029
1,3
638,154 427,030
Ivanti Software, Inc., First Lien, Initial Term Loan
9.411% (3-Month Term SOFR + 575 basis points), 6/1/2029
1,3
117,500 117,696
Jupiter Borrower, Inc., First Lien, Term Loan, B
6.217% (12-Month Term SOFR + 275 basis points), 3/25/2033
1,3
1,000,000 1,005,000
Lackawanna Energy Center LLC, First Lien, Term Loan, B
6.411% (1-Month Term SOFR + 275 basis points), 7/23/2032
1,3
467,153 469,489
Lavender Dutch BorrowerCo BV, First Lien, USD Term Loan, B
6.950% (3-Month Term SOFR + 325 basis points), 12/30/2032
1,3
498,750 496,725
Medical Solutions Holdings, Inc., First Lien, Term Loan
7.263% (3-Month Term SOFR + 350 basis points), 11/1/2028
1,3
1,714,479 283,969
Mermaid Bidco, Inc., First Lien, USD Term Loan, B
6.913% (3-Month Term SOFR + 325 basis points), 7/3/2031
1,2,3
496,222 486,918
Mitchell International, Inc., First Lien, Initial Term Loan
6.652% (1-Month Term SOFR + 300 basis points), 6/17/2031
1,3
738,773 722,073
NAB Holdings LLC, First Lien, 2025 Refinancing Term Loan
6.200% (3-Month Term SOFR + 250 basis points), 11/24/2028
1,3
722,142 676,560
New WPCC Parent LLC, First Lien, Term Loan
13.152% (1-Month Term SOFR + 950 basis points), 5/9/2030
1,3
1,021 1,013
Nexstar Media, Inc., First Lien, Term Loan, B7
6.402% (1-Month Term SOFR + 275 basis points), 3/18/2033
1,3
900,000 900,495
Nexus Buyer LLC, First Lien, Initial Term Loan
7.152% (1-Month Term SOFR + 350 basis points), 7/31/2031
1,2,3
738,792 725,789
Nexus Buyer LLC, Second Lien, Initial Term Loan
9.402% (1-Month Term SOFR + 575 basis points), 2/16/2032
1,3
1,000,000 972,500
Nouryon Finance BV, First Lien, November 2024 Dollar Term Loan, B1
6.938% (6-Month Term SOFR + 325 basis points), 4/3/2028
1,2,3
477,819 475,729
NSM Top Holdings Corp., First Lien, Amendment No. 9 Term Loan
8.050% (3-Month Term SOFR + 425 basis points), 5/14/2029
1,3
497,500 501,231
OAK-Eagle Acquireco, Inc., First Lien, Term Loan, B1
6.967% (12-Month Term SOFR + 350 basis points), 3/23/2033
1,2,3
750,000 751,125

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
4
Principal
Amount Value
BANK LOANS (Continued)
OMNIA Partners LLC, First Lien, Term Loan, C
6.433% (3-Month Term SOFR + 275 basis points), 12/31/2032
1,2,3
491,294 $ 494,671
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
6.652% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,2,3
736,875 728,033
OPAL US LLC, First Lien, Term Loan, B4
6.700% (3-Month Term SOFR + 300 basis points), 4/28/2032
1,2,3
746,250 750,138
Outcomes Group Holdings, Inc., First Lien, 2025 Replaced Term Loan
6.673% (3-Month Term SOFR + 300 basis points), 5/6/2031
1,2,3
491,297 494,252
Ovg Business Services LLC, First Lien, Initial Term Loan
6.652% (1-Month Term SOFR + 300 basis points), 6/25/2031
1,2,3
1,106,944 1,109,711
Petco Health & Wellness Co., Inc., First Lien, 2026 Term Loan
7.950% (3-Month Term SOFR + 425 basis points), 1/31/2031
1,3
500,000 497,595
Phoenix Guarantor, Inc., First Lien, Term Loan, B5
6.152% (1-Month Term SOFR + 250 basis points), 2/21/2031
1,3
735,056 738,393
Platform Bidco Ltd., First Lien, Senior EUR Term Loan, B6
6.504% (3-month EURIBOR + 400 basis points), 9/30/2031
1,3
500,000 580,121
PODS LLC, First Lien, Term Loan
6.767% (1-Month Term SOFR + 300 basis points), 3/31/2028
1,2,3
721,662 721,082
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term
Loan
6.950% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,2,3
735,056 580,694
Project Alpha Intermediate Holding, Inc., Second Lien, Initial Term Loan
8.700% (3-Month Term SOFR + 500 basis points), 5/9/2033
1,3
500,000 304,065
Proofpoint, Inc., First Lien, 2024 Refinancing Term Loan
6.700% (3-Month Term SOFR + 300 basis points), 8/31/2028
1,3
740,554 720,304
Radiology Partners, Inc., First Lien, Term Loan, B
8.200% (3-Month Term SOFR + 450 basis points), 6/30/2032
1,2,3
995,000 981,010
Raven Acquisition Holdings LLC, First Lien, 2024 Delayed Draw Term Loan
0.00% (3-Month Term SOFR + 300 basis points), 11/19/2031
1,2,3,4
50,000 49,773
Raven Acquisition Holdings LLC, First Lien, Initial Term Loan
6.652% (1-Month Term SOFR + 300 basis points), 11/19/2031
1,2,3
693,000 689,847
Recovery Solutions Parent LLC, First Lien, Term Loan
11.200% (3-Month Term SOFR + 750 basis points), 1/28/2030
1,3
15,722 15,748
Red Planet Borrower LLC, First Lien, Initial Term Loan
7.652% (1-Month Term SOFR + 400 basis points), 9/8/2032
1,2,3
748,125 744,676
Renaissance Holdings Corp., First Lien, 2024-2 Term Loan, B
7.663% (3-Month Term SOFR + 400 basis points), 4/8/2030
1,2,3
731,292 499,630
Rohm Holding GmbH, First Lien, Term Loan
7.149% (3-month EURIBOR + 500 basis points), 1/31/2029
1
501,861 576,071
9.127% (6-Month Term SOFR + 550 basis points), 1/31/2029
1
496,220 472,959
Select Medical Corp., First Lien, Term Loan
6.474% (12-Month Term SOFR + 300 basis points), 12/31/2031
1,3
750,000 753,750
Sophos Holdings LLC, First Lien, Dollar Term Loan
7.267% (1-Month Term SOFR + 350 basis points), 3/5/2027
1,2,3
748,017 726,044
Summer BC Holdco B SARL, First Lien, Extended Term Loan, B
8.960% (3-Month Term SOFR + 500 basis points), 2/15/2029
1,3
748,096 636,114
TCP Sunbelt Acquisition Co., First Lien, Initial Term Loan
7.923% (3-Month Term SOFR + 425 basis points), 10/24/2031
1,3
740,625 741,551

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
5
Principal
Amount Value
BANK LOANS (Continued)
team.Blue Finco SARL, First Lien, USD Additional Term Loan
6.950% (3-Month Term SOFR + 325 basis points), 7/12/2032
1,3
744,375 $ 708,399
Tega MC Australia Holdings Pty. Ltd., First Lien, Term Loan, B
6.974% (12-Month Term SOFR + 350 basis points), 3/24/2033
1,3
700,000 700,875
TK Elevator Midco GmbH, First Lien, Term Loan, B1
6.377% (6-Month Term SOFR + 275 basis points), 4/30/2030
1,2,3
495,019 499,798
Tory Burch LLC, First Lien, Term Loan, B
7.811% (12-Month Term SOFR + 400 basis points), 4/18/2031
1,3
700,000 696,063
Touchdown Acquirer, Inc., First Lien, Term Loan, B
6.163% (3-Month Term SOFR + 250 basis points), 2/21/2031
1,3
740,644 734,241
Traverse Midstream Partners LLC, First Lien, Advance Term Loan
6.167% (3-Month Term SOFR + 250 basis points), 2/16/2028
1,2,3
873,959 876,253
Traverse Midstream Partners LLC, First Lien, Term Loan, B
6.061% (12-Month Term SOFR + 225 basis points), 4/20/2033
1,3
900,000 902,534
Tronox Finance LLC, First Lien, 2024 Term Loan, B2
5.950% (3-Month Term SOFR + 225 basis points), 4/4/2029
1,3
1,050,000 929,775
UGI Energy Services LLC, First Lien, Initial Term Loan
6.152% (1-Month Term SOFR + 250 basis points), 2/22/2030
1,2,3
451,409 454,795
UKG, Inc., First Lien, Initial Term Loan
6.163% (3-Month Term SOFR + 250 basis points), 2/10/2031
1,2,3
727,392 703,119
Vision Solutions, Inc., First Lien, New Term Loan, B
7.925% (3-Month Term SOFR + 400 basis points), 4/24/2028
1,2,3
573,000 456,251
VS Buyer LLC, First Lien, 2025-1 Initial Term Loan
5.913% (3-Month Term SOFR + 225 basis points), 4/14/2031
1,2,3
740,662 733,489
Whatabrands LLC, First Lien, 2024-2 Refinancing Term Loan, B
6.152% (1-Month Term SOFR + 250 basis points), 8/3/2028
1,2,3
722,146 724,230
White Cap Supply Holdings LLC, First Lien, Term Loan, C
6.918% (1-Month Term SOFR + 325 basis points), 10/19/2029
1,2,3
750,000 747,724
Zelis Cost Management Buyer, Inc., First Lien, Term Loan, B2
6.402% (1-Month Term SOFR + 275 basis points), 9/28/2029
1,3
735,000 727,955
TOTAL BANK LOANS
(Cost $70,978,574) 68,753,483
COLLATERALIZED LOAN OBLIGATIONS
—
70.3%
522 Funding CLO Ltd.
Series 2019-5A-ER 10.433% (3-Month Term SOFR + 676 basis points), 4/15/2035
2,3,5
1,500,000 1,292,148
Series 2020-6A-DR 7.078% (3-Month Term SOFR + 341.2 basis points), 10/23/2034
2,3,5
1,250,000 1,188,354
Series 2020-6A-F 11.968% (3-Month Term SOFR + 830.2 basis points), 10/23/2034
2,3,5
1,000,000 709,900
720 East CLO Ltd.
Series 2022-1A-SUB 0.00%, 1/20/2038
2,5,6
4,000,000 2,577,356
Series 2023-2A-D1R 6.423% (3-Month Term SOFR + 275 basis points), 10/15/2038
2,3,5
1,000,000 998,385
Series 2023-2A-ER 9.173% (3-Month Term SOFR + 550 basis points), 10/15/2038
2,3,5
1,125,000 1,095,644
Series 2023-IA-DR 7.673% (3-Month Term SOFR + 400 basis points), 4/15/2038
2,3,5
500,000 501,012
AIMCO CLO Ltd.
Series 2015-AA-FR4 10.860% (3-Month Term SOFR + 718 basis points), 10/17/2038
2,3,5
1,000,000 972,437
Series 2018-AA-FR 10.930% (3-Month Term SOFR + 725 basis points), 10/17/2037
2,3,5
1,000,000 975,270
Series 2020-11A-D2R2 7.880% (3-Month Term SOFR + 420 basis points), 7/17/2037
2,3,5
1,000,000 996,423

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
6
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Alinea CLO Ltd.
Series 2018-1A-DR 5.925% (3-Month Term SOFR + 225 basis points), 7/20/2031
2,3,5
1,500,000 $ 1,504,056
Annisa CLO Ltd.
Series 2016-2A-DRR 6.475% (3-Month Term SOFR + 280 basis points), 7/20/2031
2,3,5
1,050,000 1,052,832
Apidos CLO Ltd.
Series 2017-28A-C1R 6.525% (3-Month Term SOFR + 285 basis points), 10/20/2038
2,3,5
1,675,000 1,679,078
Series 2018-29A-D1R 6.767% (3-Month Term SOFR + 310 basis points), 7/25/2038
2,3,5
1,500,000 1,507,970
Series 2023-44A-A1R 5.027% (3-Month Term SOFR + 136 basis points), 10/26/2037
2,3,5
2,000,000 2,005,392
Series 2025-54A-A1 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2038
2,3,5
2,000,000 2,003,928
Series XXXA-CR 6.675% (3-Month Term SOFR + 300 basis points), 10/18/2031
2,3,5
1,500,000 1,505,098
Ares CLO Ltd.
Series 2019-54A-ER2 9.673% (3-Month Term SOFR + 600 basis points), 7/15/2038
2,3,5
1,000,000 966,627
Series 2025-76A-E 10.833% (3-Month Term SOFR + 716 basis points), 5/27/2038
2,3,5
1,000,000 1,009,889
Series 2026-80A-E 0.00%, 5/5/2039
2,5,6
750,000 750,000
Arini US CLO Ltd.
Series 1A-D 7.673% (3-Month Term SOFR + 400 basis points), 4/15/2038
2,3,5
1,000,000 1,010,175
Series 5A-D 6.623% (3-Month Term SOFR + 295 basis points), 4/15/2039
2,3,5
1,000,000 1,006,201
Series 5A-E 9.673% (3-Month Term SOFR + 600 basis points), 4/15/2039
2,3,5
1,000,000 1,020,455
Bain Capital Credit CLO Ltd.
Series 2018-2A-DR 6.625% (3-Month Term SOFR + 295 basis points), 7/19/2031
2,3,5
1,000,000 1,004,175
Series 2021-3A-D 7.029% (3-Month Term SOFR + 336.2 basis points), 7/24/2034
2,3,5
1,000,000 968,076
Series 2023-1A-D1R 6.880% (3-Month Term SOFR + 320 basis points), 7/16/2038
2,3,5
1,000,000 1,002,423
Series 2023-1A-D2R 7.630% (3-Month Term SOFR + 395 basis points), 7/16/2038
2,3,5
1,000,000 995,592
Ballyrock CLO Ltd.
Series 2019-2A-C1R3 6.367% (3-Month Term SOFR + 270 basis points), 10/25/2038
2,3,5
1,000,000 1,005,437
Series 2019-2A-C2R3 7.617% (3-Month Term SOFR + 395 basis points), 10/25/2038
2,3,5
1,000,000 982,237
Series 2020-14A-DR 9.525% (3-Month Term SOFR + 585 basis points), 7/20/2037
2,3,5
1,000,000 993,477
Series 2021-17A-C1R 6.375% (3-Month Term SOFR + 270 basis points), 10/20/2038
2,3,5
1,750,000 1,757,151
Series 2021-17A-C2R 7.625% (3-Month Term SOFR + 395 basis points), 10/20/2038
2,3,5
1,000,000 982,192
Series 2021-17A-DR 9.775% (3-Month Term SOFR + 610 basis points), 10/20/2038
2,3,5
1,000,000 1,000,899
Series 2023-24A-DR 9.673% (3-Month Term SOFR + 600 basis points), 7/15/2038
2,3,5
1,750,000 1,751,801
Barings CLO Ltd.
Series 2023-1A-D1R 7.075% (3-Month Term SOFR + 340 basis points), 4/20/2038
2,3,5
1,000,000 1,005,192
Series 2023-4A-FR 11.095% (3-Month Term SOFR + 742 basis points), 1/20/2039
2,3,5
1,000,000 988,952
Series 2024-5A-D1 6.673% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,3,5
1,000,000 1,005,154
Series 2025-7A-D1 6.373% (3-Month Term SOFR + 270 basis points), 1/15/2038
2,3,5
750,000 747,352
Series 2025-8A-E 8.672% (3-Month Term SOFR + 500 basis points), 1/15/2039
2,3,5
1,000,000 984,666
Barings Euro CLO
Series 2015-1X-DRR 5.815% (3-Month EURIBOR + 365 basis points), 7/25/2035
2,3
1,500,000 1,776,999
Battalion CLO Ltd.
Series 2016-10A-CR2 7.379% (3-Month Term SOFR + 371.2 basis points), 1/24/2035
2,3,5
500,000 476,610
Series 2020-15A-A1RR 4.660% (3-Month Term SOFR + 98 basis points), 1/17/2033
2,3,5
816,825 817,239
Benefit Street Partners CLO Ltd.
Series 2015-6BR-D1R 6.375% (3-Month Term SOFR + 270 basis points), 4/20/2038
2,3,5
2,000,000 2,004,879
Series 2019-17A-D1R2 6.823% (3-Month Term SOFR + 315 basis points), 10/15/2037
2,3,5
1,000,000 1,002,431
Series 2021-23A-DR 6.567% (3-Month Term SOFR + 290 basis points), 4/25/2034
2,3,5
1,000,000 998,357
Series 2021-23A-ER 8.917% (3-Month Term SOFR + 525 basis points), 4/25/2034
2,3,5
1,000,000 1,003,110
Series 2022-27A-D1R 6.825% (3-Month Term SOFR + 315 basis points), 10/20/2037
2,3,5
1,000,000 996,105
Series 2024-36A-D1 6.617% (3-Month Term SOFR + 295 basis points), 1/25/2038
2,3,5
1,500,000 1,509,355

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
7
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
BlueMountain CLO Ltd.
Series 2020-29A-D2R 8.178% (3-Month Term SOFR + 451.2 basis points), 7/25/2034
2,3,5
1,000,000 $ 985,189
Series 2020-30A-DR 6.973% (3-Month Term SOFR + 330 basis points), 4/15/2035
2,3,5
1,250,000 1,246,684
Bryant Park Funding Ltd.
Series 2021-17RA-D1R 6.925% (3-Month Term SOFR + 325 basis points), 1/20/2038
2,3,5
1,125,000 1,120,408
Series 2021-17RA-ER 10.605% (3-Month Term SOFR + 693 basis points), 1/20/2038
2,3,5
1,000,000 955,822
Series 2023-20A-DR 7.073% (3-Month Term SOFR + 340 basis points), 4/15/2038
2,3,5
1,000,000 995,616
Series 2023-21A-ER 8.925% (3-Month Term SOFR + 525 basis points), 10/18/2038
2,3,5
1,000,000 994,573
Series 2024-22A-D 7.973% (3-Month Term SOFR + 430 basis points), 4/15/2037
2,3,5
1,000,000 999,500
Series 2024-22A-E 10.803% (3-Month Term SOFR + 713 basis points), 4/15/2037
2,3,5
1,000,000 1,009,250
Series 2024-23A-D2R 0.00%, 5/15/2037
2,5,6,7
1,000,000 1,000,000
Series 2024-23A-E 10.383% (3-Month Term SOFR + 673 basis points), 5/15/2037
2,3,5
1,000,000 1,000,000
Series 2024-23A-ER 0.00%, 5/15/2037
2,5,6,7
1,000,000 1,002,675
Carlyle Global Market Strategies CLO Ltd.
Series 2014-2RA-C 6.714% (3-Month Term SOFR + 306.2 basis points), 5/15/2031
2,3,5
1,500,000 1,505,620
Carlyle US CLO Ltd.
Series 2022-1A-DR 6.923% (3-Month Term SOFR + 325 basis points), 4/15/2035
2,3,5
1,000,000 994,414
Series 2026-2A-D 6.813% (3-Month Term SOFR + 315 basis points), 4/20/2039
2,3,5
1,000,000 1,000,084
Series 2026-2A-E 9.703% (3-Month Term SOFR + 604 basis points), 4/20/2039
2,3,5
1,000,000 1,017,487
CBAM Ltd.
Series 2018-5A-D1R 6.680% (3-Month Term SOFR + 300 basis points), 10/17/2038
2,3,5
2,000,000 1,976,592
Cedar Funding CLO Ltd.
Series 2014-4A-DR3 6.966% (3-Month Term SOFR + 330 basis points), 1/23/2038
2,3,5
625,000 624,229
Series 2023-17A-D1R 6.725% (3-Month Term SOFR + 305 basis points), 7/20/2038
2,3,5
1,500,000 1,507,961
CIFC Funding Ltd.
Series 2017-4A-D 10.029% (3-Month Term SOFR + 636.2 basis points), 10/24/2030
2,3,5
1,500,000 1,506,016
Series 2020-2A-D2R2 7.580% (3-Month Term SOFR + 390 basis points), 4/16/2039
2,3,5
1,000,000 998,233
Series 2021-4A-AR 5.026% (3-Month Term SOFR + 136 basis points), 7/23/2037
2,3,5
1,000,000 1,002,648
CreekSource Dunes Creek CLO Ltd.
Series 2024-1A-E 9.823% (3-Month Term SOFR + 615 basis points), 1/15/2038
2,3,5
1,000,000 1,007,323
Cumulus Static CLO DAC
Series 2024-1A-E 8.224% (3-Month EURIBOR + 624 basis points), 11/15/2033
2,3,5
2,000,000 2,369,761
Dartry Park CLO DAC
Series 1X-CRR 5.513% (3-Month EURIBOR + 335 basis points), 1/28/2034
2,3
1,750,000 2,060,905
Dryden CLO Ltd.
Series 2018-65A-D 7.037% (3-Month Term SOFR + 336.2 basis points), 7/18/2030
2,3,5
750,000 754,378
Series 2019-68A-DR 7.285% (3-Month Term SOFR + 361.2 basis points), 7/15/2035
2,3,5
1,000,000 978,661
Series 2019-80A-DR 6.780% (3-Month Term SOFR + 310 basis points), 1/17/2033
2,3,5
1,275,000 1,238,547
Series 2020-86A-SUB 0.00%, 7/17/2034
2,5,6
4,000,000 759,281
Series 2023-102A-D1R 6.573% (3-Month Term SOFR + 290 basis points), 10/15/2038
2,3,5
1,000,000 1,002,431
Series 2025-120A-D2 6.523% (3-Month Term SOFR + 285 basis points), 1/15/2039
2,3,5
1,000,000 1,002,431
Series 2025-120A-D3 7.823% (3-Month Term SOFR + 415 basis points), 1/15/2039
2,3,5
1,000,000 1,002,403
Series 2025-120A-E 9.123% (3-Month Term SOFR + 545 basis points), 1/15/2039
2,3,5
1,500,000 1,500,775
Series 2026-114A-E 10.133% (3-Month Term SOFR + 650 basis points), 4/20/2039
2,3,5
1,000,000 1,020,185
Dryden Euro CLO DAC
Series 2021-103X-B2R 5.150% , 1/19/2038
2
2,600,000 3,050,127
Series 2024-124X-B2 5.100% , 12/20/2037
2
2,500,000 2,932,362
Dryden Senior Loan Fund
Series 2013-30A-FR 11.164% (3-Month Term SOFR + 751.2 basis points), 11/15/2028
2,3,5
1,003,077 219,490

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
8
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2016-45A-DRR 6.723% (3-Month Term SOFR + 305 basis points), 10/15/2030
2,3,5
975,000 $ 979,094
Series 2017-49A-DR 7.337% (3-Month Term SOFR + 366.2 basis points), 7/18/2030
2,3,5
1,000,000 1,006,667
Eaton Vance CLO Ltd.
Series 2013-1A-D1R4 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2038
2,3,5
1,750,000 1,754,250
Series 2020-2A-ER2 10.173% (3-Month Term SOFR + 650 basis points), 10/15/2037
2,3,5
1,000,000 937,966
Elmwood CLO Ltd.
Series 2019-2A-FRR 11.495% (3-Month Term SOFR + 782 basis points), 10/20/2037
2,3,5
2,000,000 1,831,103
Series 2019-3A-A1RR 5.055% (3-Month Term SOFR + 138 basis points), 7/18/2037
2,3,5
500,000 501,323
Series 2020-3A-ARR 5.055% (3-Month Term SOFR + 138 basis points), 7/18/2037
2,3,5
2,500,000 2,506,609
Series 2021-2A-D1R 6.325% (3-Month Term SOFR + 265 basis points), 4/20/2038
2,3,5
2,000,000 1,984,963
Series 2021-3A-DR2 6.725% (3-Month Term SOFR + 305 basis points), 7/20/2038
2,3,5
3,000,000 3,007,295
Series 2021-3A-ER2 9.625% (3-Month Term SOFR + 595 basis points), 7/20/2038
2,3,5
1,500,000 1,518,989
Series 2021-5A-D1R 6.773% (3-Month Term SOFR + 310 basis points), 10/15/2037
2,3,5
1,500,000 1,485,282
Series 2021-5A-FR 12.423% (3-Month Term SOFR + 875 basis points), 10/15/2037
2,3,5
1,177,000 1,053,211
Series 2022-1A-ER 9.175% (3-Month Term SOFR + 550 basis points), 10/20/2038
2,3,5
2,750,000 2,678,440
Series 2022-1A-FR 11.685% (3-Month Term SOFR + 801 basis points), 10/20/2038
2,3,5
2,250,000 2,190,933
Series 2022-3A-FR 11.675% (3-Month Term SOFR + 800 basis points), 4/20/2037
2,3,5
1,100,000 984,826
Series 2022-6A-ER2 8.830% (3-Month Term SOFR + 515 basis points), 10/17/2038
2,3,5
1,000,000 982,443
Series 2022-7A-FR2 10.878% (3-Month Term SOFR + 725 basis points), 1/20/2039
2,3,5
1,000,000 991,105
Series 2023-1A-D2R 7.630% (3-Month Term SOFR + 395 basis points), 4/17/2038
2,3,5
750,000 746,786
Series 2025-3A-F 11.430% (3-Month Term SOFR + 775 basis points), 3/22/2038
2,3,5
1,500,000 1,481,814
Empower CLO Ltd.
Series 2022-1A-D1R 6.675% (3-Month Term SOFR + 300 basis points), 10/20/2037
2,3,5
1,500,000 1,502,909
Series 2023-1A-D1R 7.517% (3-Month Term SOFR + 385 basis points), 4/25/2038
2,3,5
1,500,000 1,507,732
Series 2023-1A-ER 11.007% (3-Month Term SOFR + 734 basis points), 4/25/2038
2,3,5
1,250,000 1,261,606
Series 2023-3A-D1R 6.515% (3-Month Term SOFR + 285 basis points), 1/20/2039
2,3,5
1,000,000 998,067
Series 2023-3A-D2R 7.615% (3-Month Term SOFR + 395 basis points), 1/20/2039
2,3,5
1,000,000 994,777
Series 2023-3A-ER 9.315% (3-Month Term SOFR + 565 basis points), 1/20/2039
2,3,5
1,000,000 978,900
Series 2024-1A-D1R 0.00%, 4/25/2037
2,5,6
1,000,000 1,000,000
Series 2025-1A-D2 8.175% (3-Month Term SOFR + 450 basis points), 7/20/2038
2,3,5
1,000,000 998,783
Flatiron CLO Ltd.
Series 2017-1A-SUB 0.00%, 5/15/2030
2,5,6
5,425,000 543
Series 2020-1A-ER2 8.906% (3-Month Term SOFR + 525 basis points), 11/20/2038
2,3,5
1,500,000 1,455,468
Galaxy CLO Ltd.
Series 2023-32A-ER 9.525% (3-Month Term SOFR + 585 basis points), 1/20/2039
2,3,5
1,000,000 965,041
GoldenTree Loan Management US CLO Ltd.
Series 2021-9A-FR 12.135% (3-Month Term SOFR + 846 basis points), 4/20/2037
2,3,5
1,000,000 978,168
Golub Capital CLO Ltd.
Series 2026-88A-D1 6.830% (3-Month Term SOFR + 315 basis points), 4/17/2039
2,3,5
1,000,000 1,000,264
Series 2026-88A-D2 8.430% (3-Month Term SOFR + 475 basis points), 4/17/2039
2,3,5
1,000,000 1,000,000
Series 2026-88A-E 9.710% (3-Month Term SOFR + 603 basis points), 4/17/2039
2,3,5
1,000,000 1,003,706
Grippen Park CLO Ltd.
Series 2017-1A-SUB 0.00%, 1/20/2030
2,5,6
4,000,000 –
Highbridge Loan Management Ltd.
Series 12A-18-SUB 0.00%, 7/18/2031
2,5,6
3,500,000 11,900
Series 5A-2015-DR3 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2030
2,3,5
1,250,000 1,254,672
Invesco US CLO Ltd.
Series 2023-2A-ER 11.552% (3-Month Term SOFR + 788 basis points), 4/21/2038
2,3,5
1,000,000 1,008,718
Series 2025-1A-D 6.773% (3-Month Term SOFR + 310 basis points), 7/15/2038
2,3,5
1,600,000 1,603,888

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
9
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2025-2A-D 6.673% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,3,5
1,500,000 $ 1,503,648
Series 2025-3A-D2 7.679% (3-Month Term SOFR + 380 basis points), 10/15/2038
2,3,5
500,000 498,868
Series 2026-1A-D1A 6.881% (3-Month Term SOFR + 320 basis points), 4/15/2039
2,3,5
1,000,000 1,004,885
Kennedy Lewis CLO Ltd.
Series 7A-D1R 7.664% (3-Month Term SOFR + 400 basis points), 4/22/2037
2,3,5
1,250,000 1,225,200
KKR Financial CLO Ltd.
Series 2013-1A-D1R3 6.923% (3-Month Term SOFR + 325 basis points), 10/15/2038
2,3,5
1,000,000 1,005,353
Series 2013-1A-D2R3 8.173% (3-Month Term SOFR + 450 basis points), 10/15/2038
2,3,5
1,000,000 1,004,892
Magnetite Ltd.
Series 2020-26A-D1R2 6.167% (3-Month Term SOFR + 250 basis points), 1/25/2038
2,3,5
1,250,000 1,232,651
Series 2020-27A-D1RR 6.325% (3-Month Term SOFR + 265 basis points), 10/20/2038
2,3,5
1,000,000 991,863
Series 2020-28A-D1RR 6.373% (3-Month Term SOFR + 270 basis points), 1/15/2038
2,3,5
1,000,000 995,798
Series 2021-29A-AR 5.023% (3-Month Term SOFR + 135 basis points), 7/15/2037
2,3,5
2,000,000 2,005,268
Menlo CLO Ltd.
Series 2024-1A-A1 5.095% (3-Month Term SOFR + 142 basis points), 1/20/2038
2,3,5
1,500,000 1,503,457
Series 2024-1A-D1 6.925% (3-Month Term SOFR + 325 basis points), 1/20/2038
2,3,5
1,375,000 1,385,785
Series 2025-2A-D1 6.975% (3-Month Term SOFR + 330 basis points), 4/20/2038
2,3,5
1,500,000 1,516,172
Series 2025-3A-D 6.680% (3-Month Term SOFR + 300 basis points), 10/16/2038
2,3,5
1,000,000 1,008,999
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 9.726% (3-Month Term SOFR + 606 basis points), 10/23/2037
2,3,5
1,000,000 969,246
Series 2021-1A-SUB 0.00%, 10/23/2037
2,5,6
5,060,500 1,558,453
Series 2022-18A-D1R 6.775% (3-Month Term SOFR + 310 basis points), 10/20/2037
2,3,5
1,000,000 990,323
Series 2022-18A-ER 9.825% (3-Month Term SOFR + 615 basis points), 10/20/2037
2,3,5
1,500,000 1,418,835
Series 2023-19A-D1R 6.673% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,3,5
1,000,000 1,004,325
Series 2023-19A-D2R 8.173% (3-Month Term SOFR + 450 basis points), 7/15/2038
2,3,5
1,000,000 968,208
Mountain View CLO Ltd.
Series 2019-1A-DR 7.875% (3-Month Term SOFR + 420.2 basis points), 10/15/2034
2,3,5
750,000 729,428
Series 2019-2A-DR 8.273% (3-Month Term SOFR + 460 basis points), 7/15/2037
2,3,5
1,000,000 985,703
Neuberger Berman CLO Ltd.
Series 2017-16SA-D1R2 6.373% (3-Month Term SOFR + 270 basis points), 4/15/2039
2,3,5
1,750,000 1,740,433
Series 2019-32RA-D1 6.625% (3-Month Term SOFR + 295 basis points), 7/20/2039
2,3,5
2,000,000 1,996,530
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-D2R 8.173% (3-Month Term SOFR + 450 basis points), 7/15/2038
2,3,5
1,000,000 985,172
Series 2018-27A-ER 10.423% (3-Month Term SOFR + 675 basis points), 7/15/2038
2,3,5
1,175,000 1,149,766
Series 2019-33A-D2R2 7.830% (3-Month Term SOFR + 415 basis points), 4/16/2039
2,3,5
1,000,000 998,854
Series 2020-36RA-A 4.945% (3-Month Term SOFR + 127 basis points), 7/20/2039
2,3,5
1,500,000 1,501,097
Series 2021-41A-DR 6.473% (3-Month Term SOFR + 280 basis points), 4/15/2034
2,3,5
1,000,000 986,941
Series 2024-55A-E 10.164% (3-Month Term SOFR + 650 basis points), 4/22/2038
2,3,5
1,250,000 1,250,000
New Mountain CLO Ltd.
Series CLO-1A-DRR 6.523% (3-Month Term SOFR + 285 basis points), 1/15/2038
2,3,5
1,500,000 1,503,650
Series CLO-9A-D1 6.509% (3-Month Term SOFR + 280 basis points), 4/22/2039
2,3,5
1,000,000 997,932
Series CLO-9A-E 9.009% (3-Month Term SOFR + 530 basis points), 4/22/2039
2,3,5
1,000,000 993,675
Oaktree CLO Ltd.
Series 2022-1A-DR 6.773% (3-Month Term SOFR + 310 basis points), 7/15/2038
2,3,5
1,000,000 1,001,759
Series 2023-2A-A1R 5.025% (3-Month Term SOFR + 135 basis points), 7/20/2038
2,3,5
2,000,000 2,003,861
Series 2023-2A-D1R 6.725% (3-Month Term SOFR + 305 basis points), 7/20/2038
2,3,5
1,500,000 1,503,648
Series 2023-2A-ER 9.675% (3-Month Term SOFR + 600 basis points), 7/20/2038
2,3,5
1,000,000 980,695
Series 2024-25A-A 5.225% (3-Month Term SOFR + 155 basis points), 4/20/2037
2,3,5
4,000,000 4,013,365

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
10
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
OCP CLO Ltd.
Series 2014-5A-CR 6.828% (3-Month Term SOFR + 316.2 basis points), 4/26/2031
2,3,5
2,050,000 $ 2,061,840
Series 2020-18A-ER2 9.925% (3-Month Term SOFR + 625 basis points), 7/20/2037
2,3,5
1,305,000 1,315,496
Series 2021-22A-D1R 6.675% (3-Month Term SOFR + 300 basis points), 10/20/2037
2,3,5
1,500,000 1,503,652
Series 2024-32A-D2 9.050% , 4/23/2037
2,5
1,000,000 1,000,000
Series 2024-32A-E 10.426% (3-Month Term SOFR + 676 basis points), 4/23/2037
2,3,5
895,000 895,000
OCP Euro DAC
Series 2025-12A-B2 4.700% , 1/20/2038
2,5
1,000,000 1,155,436
Octagon Investment Partners Ltd.
Series 2019-1A-D1R 6.523% (3-Month Term SOFR + 285 basis points), 10/15/2038
2,3,5
800,000 804,322
Octagon Ltd.
Series 2021-1A-D 7.035% (3-Month Term SOFR + 336.2 basis points), 10/15/2034
2,3,5
1,000,000 973,541
Series 2022-1A-D 7.353% (3-Month Term SOFR + 370 basis points), 5/15/2035
2,3,5
1,000,000 968,365
Series 2023-1A-D1R 6.425% (3-Month Term SOFR + 275 basis points), 10/20/2038
2,3,5
1,000,000 1,005,419
Series 2023-1A-ER 9.425% (3-Month Term SOFR + 575 basis points), 10/20/2038
2,3,5
1,000,000 994,875
OHA Credit Funding Ltd.
Series 2021-8A-D1R 6.325% (3-Month Term SOFR + 265 basis points), 1/20/2038
2,3,5
2,000,000 1,985,711
OZLM Ltd.
Series 2014-6A-CT 6.580% (3-Month Term SOFR + 290 basis points), 4/17/2031
2,3,5
1,750,000 1,757,363
Series 2014-6A-DS 9.992% (3-Month Term SOFR + 631.2 basis points), 4/17/2031
2,3,5
1,500,000 1,445,795
Series 2018-20A-C 6.887% (3-Month Term SOFR + 321.2 basis points), 4/20/2031
2,3,5
1,000,000 1,005,853
Post CLO Ltd.
Series 2018-1X-FR 13.680% (3-Month Term SOFR + 1,000 basis points), 10/16/2037
2,3
1,500,000 1,380,701
Series 2022-1A-DR 6.775% (3-Month Term SOFR + 310 basis points), 4/20/2035
2,3,5
1,000,000 990,486
Series 2023-1A-D1R 6.525% (3-Month Term SOFR + 285 basis points), 10/20/2038
2,3,5
1,500,000 1,503,652
Series 2023-1A-ER 9.175% (3-Month Term SOFR + 550 basis points), 10/20/2038
2,3,5
2,000,000 1,989,410
Series 2024-1A-E 10.475% (3-Month Term SOFR + 680 basis points), 4/20/2037
2,3,5
1,000,000 1,006,218
Series 2024-2A-A1 5.095% (3-Month Term SOFR + 142 basis points), 1/20/2038
2,3,5
2,000,000 2,004,601
Series 2025-1A-D2 7.596% (3-Month Term SOFR + 390 basis points), 1/20/2039
2,3,5
900,000 903,943
Series 2025-1A-E 9.096% (3-Month Term SOFR + 540 basis points), 1/20/2039
2,3,5
1,000,000 993,763
Recette CLO Ltd.
Series 2015-1A-FRR 12.407% (3-Month Term SOFR + 873.2 basis points), 4/20/2034
2,3,5
1,750,000 1,092,122
Series 2015-1A-YRR 0.100% , 4/20/2034
2,5
1,000,000 27,351
Regatta Funding Ltd.
Series 2016-1A-A1R3 4.755% (3-Month Term SOFR + 107 basis points), 6/20/2034
2,3,5
1,500,000 1,501,124
Series 2016-1A-ER3 10.085% (3-Month Term SOFR + 640 basis points), 6/20/2034
2,3,5
1,250,000 1,156,263
Series 2017-1A-D1R 7.380% (3-Month Term SOFR + 370 basis points), 4/17/2037
2,3,5
1,000,000 1,000,000
Series 2017-1A-D2R 8.680% (3-Month Term SOFR + 500 basis points), 4/17/2037
2,3,5
500,000 491,500
Series 2017-3A-AR 5.160% (3-Month Term SOFR + 148 basis points), 7/17/2037
2,3,5
2,000,000 2,006,145
Series 2019-1A-SUB 0.00%, 10/15/2032
2,5,6
15,000,000 5,890,905
Series 2019-2A-ER2 9.323% (3-Month Term SOFR + 565 basis points), 4/15/2039
2,3,5
1,000,000 978,764
Series 2020-1A-SUB 0.00%, 10/15/2037
2,5,6
15,000,000 6,707,384
Series 2021-5A-D2R 7.675% (3-Month Term SOFR + 400 basis points), 1/20/2038
2,3,5
1,000,000 983,808
Series 2023-2A-D2R 6.717% (3-Month Term SOFR + 305 basis points), 1/25/2039
2,3,5
1,000,000 980,861
Series 2023-2A-D3R 7.917% (3-Month Term SOFR + 425 basis points), 1/25/2039
2,3,5
1,500,000 1,472,482
Riserva CLO Ltd.
Series 2016-3A-FRR 12.447% (3-Month Term SOFR + 877.2 basis points), 1/18/2034
2,3,5
625,000 351,632
RR Ltd.
Series 2020-8A-C2R2 7.673% (3-Month Term SOFR + 400 basis points), 1/15/2039
2,3,5
1,000,000 998,446

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
11
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2022-21A-DR 9.523% (3-Month Term SOFR + 585 basis points), 7/15/2039
2,3,5
1,000,000 $ 993,575
Series 2022-23A-SUB 0.00%, 10/15/2123
2,5,6
20,000,000 9,537,135
Series 2024-36RA-C1R 6.423% (3-Month Term SOFR + 275 basis points), 1/15/2040
2,3,5
2,250,000 2,261,656
Sculptor CLO Ltd.
Series 29A-D2R 8.014% (3-Month Term SOFR + 435 basis points), 7/22/2038
2,3,5
1,000,000 976,607
Series 30A-ER 10.495% (3-Month Term SOFR + 682 basis points), 7/20/2038
2,3,5
1,000,000 954,125
Shackleton CLO Ltd.
Series 2013-4RA-C 6.800% (3-Month Term SOFR + 313.2 basis points), 4/13/2031
2,3,5
1,000,000 1,005,925
Series 2019-14A-DRR 6.675% (3-Month Term SOFR + 300 basis points), 7/20/2034
2,3,5
750,000 750,425
Series 2019-14A-ERR 9.575% (3-Month Term SOFR + 590 basis points), 7/20/2034
2,3,5
1,500,000 1,391,798
Signal Peak CLO Ltd.
Series 2017-4A-BR2 5.317% (3-Month Term SOFR + 165 basis points), 10/26/2034
2,3,5
1,000,000 1,003,129
Series 2017-4A-SUB 0.00%, 10/26/2034
2,5,6
5,121,212 235,140
Series 2018-5A-D1R 7.867% (3-Month Term SOFR + 420 basis points), 4/25/2037
2,3,5
1,000,000 991,349
Silver Point CLO Ltd.
Series 2023-2A-D1R 6.825% (3-Month Term SOFR + 315 basis points), 4/20/2038
2,3,5
1,500,000 1,493,642
Series 2025-12A-A1 4.983% (3-Month Term SOFR + 131 basis points), 10/15/2038
2,3,5
2,000,000 2,003,900
Series 2025-9A-A1 5.193% (3-Month Term SOFR + 152 basis points), 3/31/2038
2,3,5
2,000,000 2,005,723
Series 2025-9A-E 10.573% (3-Month Term SOFR + 690 basis points), 3/31/2038
2,3,5
1,000,000 981,843
Sixth Street CLO Ltd.
Series 2023-22A-D1R 6.322% (3-Month Term SOFR + 265 basis points), 4/21/2038
2,3,5
2,325,000 2,321,892
Series 2024-26A-SUB 0.00%, 10/18/2037
2,5,6
13,000,000 7,156,283
Sound Point CLO Ltd.
Series 2018-2A-D 6.928% (3-Month Term SOFR + 326.2 basis points), 7/26/2031
2,3,5
1,000,000 1,001,172
Series 2019-3A-DR 7.428% (3-Month Term SOFR + 376.2 basis points), 10/25/2034
2,3,5
1,000,000 942,418
Thayer Park CLO Ltd.
Series 2017-1A-ER 12.807% (3-Month Term SOFR + 913.2 basis points), 4/20/2034
2,3,5
1,000,000 745,439
THL Credit Wind River CLO Ltd.
Series 2014-2A-DR 6.835% (3-Month Term SOFR + 316.2 basis points), 1/15/2031
2,3,5
1,000,000 1,005,901
Trestles CLO Ltd.
Series 2018-2A-A1R 5.237% (3-Month Term SOFR + 157 basis points), 7/25/2037
2,3,5
1,950,000 1,956,787
Series 2023-6A-A1R 4.847% (3-Month Term SOFR + 118 basis points), 4/25/2038
2,3,5
1,000,000 1,000,278
Trinitas CLO Ltd.
Series 2023-23A-D1R 6.575% (3-Month Term SOFR + 290 basis points), 10/20/2038
2,3,5
1,000,000 1,002,433
Series 2025-34A-D1 7.664% (3-Month Term SOFR + 400 basis points), 4/22/2038
2,3,5
1,500,000 1,507,692
Series 2025-34A-E 10.824% (3-Month Term SOFR + 716 basis points), 4/22/2038
2,3,5
750,000 759,533
Verdelite Static CLO Ltd.
Series 2024-1A-D 6.525% (3-Month Term SOFR + 285 basis points), 7/20/2032
2,3,5
1,000,000 1,004,021
Voya CLO Ltd.
Series 2013-1A-CR 6.885% (3-Month Term SOFR + 321.2 basis points), 10/15/2030
2,3,5
500,000 502,952
Series 2017-3A-CRR 6.775% (3-Month Term SOFR + 310 basis points), 4/20/2034
2,3,5
2,250,000 2,245,767
Series 2019-1A-D1RR 6.723% (3-Month Term SOFR + 305 basis points), 10/15/2037
2,3,5
1,000,000 1,002,466
Series 2020-2A-D2RR 7.675% (3-Month Term SOFR + 400 basis points), 1/20/2038
2,3,5
1,000,000 995,998
Series 2020-3A-ARR 4.922% (3-Month Term SOFR + 125 basis points), 1/20/2038
2,3,5
1,500,000 1,501,144
Series 2020-3A-D1RR 6.372% (3-Month Term SOFR + 270 basis points), 1/20/2038
2,3,5
1,000,000 995,776
Series 2020-3A-D2RR 7.522% (3-Month Term SOFR + 385 basis points), 1/20/2038
2,3,5
1,000,000 995,952
Series 2021-1A-INC 0.00%, 7/15/2034
2,5,6
9,100,000 3,473,769
Series 2022-4A-ER 10.375% (3-Month Term SOFR + 670 basis points), 4/20/2037
2,3,5
250,000 250,515

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
12
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Voya Euro CLO DAC
Series 1A-B2R 5.150% , 10/15/2037
2,5
2,000,000 $ 2,351,330
Series 9X-B1 4.154% (3-Month EURIBOR + 195 basis points), 10/15/2038
2,3
1,875,000 2,207,205
Wellington Management CLO Ltd.
Series 2024-2A-ER 10.099% (3-Month Term SOFR + 643 basis points), 4/20/2039
2,3,5
750,000 746,174
Whitebox CLO Ltd.
Series 2019-1A-D2R3 7.417% (3-Month Term SOFR + 375 basis points), 1/24/2037
2,3,5
1,000,000 999,463
Series 2023-4A-D1R 7.575% (3-Month Term SOFR + 390 basis points), 4/20/2036
2,3,5
2,000,000 2,009,014
Series 2023-4A-ER 10.155% (3-Month Term SOFR + 648 basis points), 4/20/2036
2,3,5
1,000,000 986,160
Series 2023-4A-SUB 0.00%, 4/20/2036
2,5,6
4,000,000 1,934,390
Wind River CLO Ltd.
Series 2014-3A-DR2 7.325% (3-Month Term SOFR + 366.2 basis points), 10/22/2031
2,3,5
750,000 754,998
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $339,231,009) 323,920,654
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
DBUBS Mortgage Trust
Series 2011-LC3A-PM2
, 5.268% , 5/10/2044
2,5,6
203,000 86,273
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
2,5
3,775,407 3,320,332
WFLD Mortgage Trust
Series 2014-MONT-D
, 3.880% , 8/10/2031
2,5,6
500,000 433,388
Worldwide Plaza Trust
Series 2017-WWP-F
, 3.715% , 11/10/2036
5,6
750,000 3,821
XRL ALC LLC
Series 2025-OZK-B1
, 13.500% , 7/15/2028
5
2,500,000 2,507,154
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,997,488) 6,350,968
CONVERTIBLE BONDS —0.1%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
XPLR Infrastructure LP
2.500%, 6/15/2026
5,8
700,000 698,250
TOTAL CONVERTIBLE BONDS
(Cost $697,026) 698,250
CORPORATE BONDS —4.6%
AUTOMOBILE COMPONENTS — 0.1%
IHO Verwaltungs GmbH
7.375%, 5/15/2033
2,5
265,000 269,649
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.625%, 6/1/2028
2,5
425,000 419,223

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
13
Principal
Amount Value
CORPORATE BONDS (Continued)
COMMERCIAL SERVICES & SUPPLIES (Continued)
APCOA GmbH
6.000%, 4/15/2031
2,9
1,000,000 $ 1,178,817
VM Consolidated, Inc.
5.500%, 4/15/2029
2,5
550,000 539,614
2,137,654
CONTAINERS & PACKAGING — 0.3%
CANPACK Group, Inc. / CANPACK SA
6.000%, 5/15/2031
2,5
370,000 370,369
Graphic Packaging International LLC
3.750%, 2/1/2030
2,5
1,275,000 1,191,824
1,562,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Virgin Media Finance plc
5.000%, 7/15/2030
2,5
800,000 675,029
ELECTRIC UTILITIES — 0.5%
Alpha Generation LLC
6.750%, 10/15/2032
2,5
1,000,000 1,024,771
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/2031
2,5
1,025,000 1,095,752
2,120,523
ENERGY EQUIPMENT & SERVICES — 0.2%
Star Holding LLC
8.750%, 8/1/2031
2,5
1,200,000 1,225,900
GROUND TRANSPORTATION — 0.1%
BCP V Modular Services Finance plc
6.750%, 11/30/2029
2,9
600,000 496,650
HEALTH CARE PROVIDERS & SERVICES — 0.4%
HAH Group Holding Co. LLC
9.750%, 10/1/2031
2,5
732,000 670,514
LifePoint Health, Inc.
7.000%, 5/1/2034
2,5
635,000 619,863
Radiology Partners, Inc.
9.781%, 2/15/2030
2,5
550,675 488,487
1,778,864
HOTELS, RESTAURANTS & LEISURE — 0.3%
Penn Entertainment, Inc.
4.125%, 7/1/2029
2,5
675,000 642,846
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 3/1/2030
2,5
925,000 781,280
1,424,126

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
14
Principal
Amount Value
CORPORATE BONDS (Continued)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
2,5
879,000 $ 859,098
INSURANCE — 0.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/2027
2,5
275,000 270,928
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC
8.125%, 2/15/2032
2,5
550,000 525,750
796,678
IT SERVICES — 0.6%
Ahead DB Holdings LLC
6.625%, 5/1/2028
2,5
800,000 794,392
Everforth, Inc.
4.625%, 5/15/2028
2,5
375,000 350,869
Gartner, Inc.
3.625%, 6/15/2029
2,5
470,000 442,554
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 3/1/2029
2,5
675,000 631,213
Virtusa Corp.
7.125%, 12/15/2028
2,5
700,000 584,516
2,803,544
MACHINERY — 0.1%
CTEC II GmbH
5.250%, 2/15/2030
2,9
413,000 462,292
OIL, GAS & CONSUMABLE FUELS — 0.3%
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 2/15/2029
2,5
1,000,000 1,037,063
Northriver Midstream Finance LP
6.750%, 7/15/2032
2,5
425,000 436,443
1,473,506
PHARMACEUTICALS — 0.2%
LSF12 Pillar Investments
5.750%, 5/15/2033
9
650,000 762,872
SOFTWARE — 0.5%
Crowdstrike Holdings, Inc.
3.000%, 2/15/2029
2
350,000 333,711
McAfee Corp.
7.375%, 2/15/2030
2,5
600,000 486,795
UKG, Inc.
6.875%, 2/1/2031
2,5
625,000 608,824

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
15
Principal
Amount Value
CORPORATE BONDS (Continued)
SOFTWARE (Continued)
Workday, Inc.
3.800%, 4/1/2032
2
850,000 $ 791,695
2,221,025
TOTAL CORPORATE BONDS
(Cost $21,429,067) 21,069,603
Number
of Shares
COMMON STOCKS —0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0%†
Correct Care Solutions
10
395 5,535
Correct Care Solutions
10
395 198
Wellpath Recovery Solutions
10
106 2,323
8,056
HOTELS, RESTAURANTS & LEISURE — 0.1%
Aimbridge Acquisition Co., Inc.
10
6,465 300,623
TOTAL COMMON STOCKS
(Cost $433,851) 308,679
EXCHANGE TRADED FUNDS —0.3%
Palmer Square CLO Senior Debt ETF
11
8,464 174,053
Palmer Square Credit Opportunities ETF
11
51,692 1,070,024
1,244,077
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,235,894) 1,244,077
SHORT-TERM INVESTMENTS — 18.3%
Money Market Funds — 18.3%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%
12
70,212,545 70,212,545
JPMorgan 100% U.S. Treasury Securities Money Market Fund 3.35%
12
14,140,249 14,140,249
TOTAL SHORT-TERM INVESTMENTS
(Cost $84,352,794) 84,352,794
TOTAL INVESTMENTS — 110.0%
(Cost $525,355,703) 506,698,508
Liabilities in Excess of Other Assets — (10.0)% (46,124,427)
TOTAL NET ASSETS — 100.0% $ 460,574,081
Abbreviations:
EUR Euro
ETF Exchange-Traded Fund
SOFR Secured Overnight Financing Rate

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2026 (Unaudited)
16
†
Rounds to less than 0.1% of net assets.
1
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
2
Callable.
3
Floating rate security.
4
All or a portion of the loan is unfunded.
5
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $334,605,139 which represents 72.65% of total net assets of the Fund.
6
Variable rate security.
7
Denotes investments purchased on a when-issued or delayed delivery basis.
8
Convertible security.
9
Foreign security denominated in U.S. Dollars.
10
Level 3 securities fair valued under procedures established by the Board of Trustees, represents less than 0.1% of total net assets of the
Fund. The total value of these securities are $308,679.
11
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
12
The rate is the annualized seven-day yield at period end.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Sold
Value At
Settletment
Date
Value At
April 30, 2026
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 7/23/2026 $ (2,500,000) $ (2,944,762) $ (3,007,435) $ 62,673
Euro JP Morgan EUR per USD 3/19/2027 (1,875,000) (2,225,624) (2,269,886) 44,262
Euro JP Morgan EUR per USD 6/3/2026 (1,750,000) (2,056,880) (2,055,641) (1,239)
Euro JP Morgan EUR per USD 5/27/2026 (2,600,000) (3,054,887) (3,079,011) 24,125
Euro JP Morgan EUR per USD 7/14/2026 (7,000,000) (8,242,332) (8,232,000) (10,332)
Euro JP Morgan EUR per USD 6/26/2026 (1,000,000) (1,176,581) (1,175,100) (1,481)
Euro JP Morgan EUR per USD 7/8/2026 (2,000,000) (2,354,379) (2,343,400) (10,980)
(22,055,445) (22,162,473) 107,028
TOTAL FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS $ (22,055,445) $ (22,162,473) $ 107,028

Palmer Square Opportunistic Income Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of April 30, 2026 (Unaudited)
17
Security Type/Sector
Percent of Total
Net Assets
Bonds
Corporate Bonds 4 .6%
Commercial Mortgage-Backed Securities 1 .4%
Convertible Bonds 0 .1%
Total Bonds 6 .1%
Collateralized Loan Obligations 70 .3%
Bank Loans 14 .9%
Exchange Traded Funds 0 .3%
Common Stocks 0 .1%
Short term Investment 18 .3%
Total Investments 110 .0%
Liabilities in Excess of Other Assets (10 .0)%
Total Net assets
100 .0%